Note 10 - Long-term Debt and Financing - Future Annual Minimum Repayments (Details) $ in Thousands	Sep. 30, 2018 CAD ($)
Statement Line Items [Line Items]
Future annual minimum repayments	$ 706,386
Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	179,395	[1]
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments	131,845	[2]
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[3]
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	160,000	[4]
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments	135,146	[5]
Not later than one year [member]
Statement Line Items [Line Items]
Future annual minimum repayments	135,146
Not later than one year [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Not later than one year [member] | Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Not later than one year [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Not later than one year [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
Not later than one year [member] | European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments	135,146	[5]
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	179,395
Later than one year and not later than three years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments	179,395	[1]
Later than one year and not later than three years [member] | Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Later than one year and not later than three years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Later than one year and not later than three years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
Later than one year and not later than three years [member] | European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[5]
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments	391,845
Later than four years and not later than five years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Later than four years and not later than five years [member] | Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments	131,845	[2]
Later than four years and not later than five years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	100,000	[3]
Later than four years and not later than five years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments	160,000	[4]
Later than four years and not later than five years [member] | European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[5]
Later than five years [member]
Statement Line Items [Line Items]
Future annual minimum repayments
Later than five years [member] | Credit facility [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[1]
Later than five years [member] | Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[2]
Later than five years [member] | The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[3]
Later than five years [member] | Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[4]
Later than five years [member] | European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Future annual minimum repayments		[5]

[1]	As of April 18, 2018, the Company has renegotiated an agreement with a syndicate of lenders that includes Canadian Imperial Bank of Commerce ("CIBC"), National Bank of Canada ("National"), HSBC Bank Canada, JPMorgan Chase Bank N.A., Alberta Treasury Branches, Canadian Western Bank and Morgan Stanley Senior Funding, Inc., a subsidiary of Morgan Stanley Bank N.A. The agreement extends Just Energy's credit facility for an additional two years to September 1, 2020. The facility size was increased to $352.5 million from $342.5 million, with an accordion for Just Energy to draw up to $370 million. Certain principal amount outstanding under the letters of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Interest is payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.400%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.400% and letters of credit are at a rate of 3.40%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at September 30, 2018, the Canadian prime rate was 3.7% and the U.S. prime rate was 5.25%. As at September 30, 2018, $179.40 million has been drawn against the facility and total letters of credit outstanding as of September 30, 2018, amounted to $89.38 million ( June 30, 2018 - $103.85 million). As at September 30, 2018, Just Energy has $83.7 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the U.K., Barbados, Ireland, Japan and Germany operations. Just Energy is required to meet a number of financial covenants under the credit facility agreement. As at September 30, 2018, the Company was compliant with all of these covenants.
[2]	On September 12, 2018, Just Energy entered into a US$250 million non-revolving multi-draw senior unsecured term loan facility (the "8.75% loan") with Sagard Credit Partners, LP and certain funds managed by a leading US-based global fixed income asset manager. The 8.75% loan bears interest at 8.75% per annum payable semi-annually in arrears on June 30 and December 31 in each year, and will mature on September 12, 2023. 7.5 million warrants were issued to the counterparties at a strike price of $8.56 each, convertible to one Just Energy common stock. The value of these warrants have been assessed as nominal. As at September30, 2018, US$97 million were drawn from the 8.75% loan.
[3]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[4]	On February 22, 2018, Just Energy issued $100 million of convertible unsecured senior subordinated debentures (the "6.75% $100 million convertible debentures"). The 6.75% $100 million convertible debentures bear interest at an annual rate of 6.75%, payable semi-annually in arrears on March 31 and September 30 in each year, and have a maturity date of March 31, 2023.
[5]	On January 29, 2014, Just Energy issued US$150 million of European-focused senior unsecured convertible bonds (the "6.5% convertible bonds"). The 6.5% convertible bonds bear interest at an annual rate of 6.5%, payable semi-annually in arrears in equal installments on January 29 and July 29 in each year, and have a maturity date of July 29, 2019. The Company incurred transaction costs of $5,215 and has shown these costs net of the 6.5% convertible bonds. As at September 30, 2018, US$45.6 million were tendered and extinguished, resulting in a loss on redemption of $1.5 million.